Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	5 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 05, 2011	Mar. 31, 2011	Nov. 24, 1995	Mar. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 13, 2011	Mar. 31, 2012 Tokyo Stock Exchange Trading Network Off Auction Own Share Repurchase Trading System	Nov. 15, 2010 Additional paid-in capital (Note 18)	Mar. 31, 2011 Additional paid-in capital (Note 18)	Nov. 15, 2010 Retained Earnings (Notes 6 and 13)	Mar. 31, 2012 Retained Earnings (Notes 6 and 13)	Mar. 31, 2011 Retained Earnings (Notes 6 and 13)
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock			¥ 15,600
Common stock, issued		1,448,659,067	312,000			1,323,197,235	1,448,659,067
Percentage of common stock shares outstanding			2.00%
Estimated cumulative effect on retained earnings, net of tax			234,624
Decrease in retained earnings resulting from a dividend payment						10.00%
Retained earnings to a legal reserve						25.00%
Treasury stock, shares, retired		125,461,833				125,461,832	125,461,833	250,923,665
Cancellation of treasury stock						(566,551)	(602,892)				(916)	(916)	(601,976)	(566,551)	(601,976)
Stock repurchase program, number of shares authorized to be repurchased	57,513,600					44,000,000			60,000,000	41,820,600
Stock repurchase program, authorized amount	223,440			220,000	280,000					158,291
Statutory accounting practices, statutory amount available for dividend payments						956,919
Cash dividends included in retained earnings						¥ 85,664
Cash dividends per share included in retained earnings						¥ 70